Other financial liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Other financial liabilities [Text Block]

15. Other financial liabilities

	Dec. 31, 2022	Dec. 31, 2021
Current
Derivative liabilities	$17,995	$12,451
Deferred Rosemont acquisition consideration	9,713	9,713
Agreements with communities recorded at amortized cost	5,593	7,144
	33,301	29,308

Non-current
Deferred Rosemont acquisition consideration	9,163	17,805
Agreements with communities recorded at amortized cost	36,900	29,129
Wheaton refund liability (note 19)	6,383	5,424
	52,446	52,358
	$85,747	$81,666

Agreements with communities recorded at amortized cost relate to agreements with communities near the Constancia operation which allow Hudbay to extract minerals over the useful life of the Constancia operation, carry out exploration and evaluation activities in the area and provide Hudbay with community support to operate in the region. The changes in agreements with communities recorded at amortized cost during the year ended December 31, 2022 primarily relates to the execution of the exploration agreement with the community of Uchucarcco which provides surface rights to the Maria Reyna and Caballito satellite properties located near the Constancia operation, partially offset by disbursements, which was primarily all paid during the year. The changes in agreements with communities recorded at amortized cost during the year ended December 31, 2021 primarily relates to the execution of the remaining land user agreements with certain community members, changes in estimates, the accretion of the liability offset by disbursements.

The following table summarizes changes in agreements with communities recorded at amortized cost:

Balance, January 1, 2021	$40,787
Net additions	22,796
Disbursements	(26,511)
Accretion	2,811
Effects of changes in foreign exchange	(3,610)
Balance, December 31, 2021	$36,273
Net additions	39,240
Disbursements	(37,491)
Accretion	3,099
Effects of changes in foreign exchange	1,372
Balance, December 31, 2022	$42,493